Jul. 05, 2017

Ivy Funds

Supplement dated May 31, 2018 to the

Ivy Funds Prospectus

dated July 5, 2017

as supplemented July 14, 2017, August 10, 2017, August 18, 2017, September 18, 2017, September 29, 2017, November 17, 2017, November 22, 2017, November 28, 2017, December 29, 2017, January 12, 2018, February 6, 2018, February 26, 2018, April 12, 2018, April 13, 2018, April 30, 2018 and May 8, 2018

Important Notice Regarding Changes to the Ivy Cundill Global Value Fund

The Board of Trustees (the “Board”) of the Ivy Funds (the “Trust”) recently approved a change in the sub-adviser that manages the Ivy Cundill Global Value Fund (the “Fund”), a series of the Trust. Therefore, effective July 31, 2018 (the “Effective Date”), Pzena Investment Management, LLC (“Pzena”) will replace Mackenzie Financial Corporation (“Cundill”) as the sub-adviser of the Fund. On or about August 20, 2018, the Fund will mail an Information Statement to shareholders of record of the Fund as of July 31, 2018 that includes important information about Pzena, including the management structure of the Fund as of the Effective Date, the terms of Pzena’s subadvisory agreement, the factors that the Board considered in approving Pzena’s subadvisory agreement, and other related information.

In connection with the change in subadviser, the Board also approved corresponding changes to the Fund’s name, principal investment strategy and non-fundamental investment restrictions. Such changes also will become effective on the Effective Date. This supplement summarizes those changes.

As of the Effective Date, the following will occur:

I.	Name Change. The Fund’s name will change, as set forth below:

Current Name	New Name
Ivy Cundill Global Value Fund	Ivy Pzena International Value Fund

II.	Principal Investment Strategy Change. Currently, the Fund employs a “contrarian” style of investing. It invests primarily in equity securities of issuers located throughout the world, including emerging market countries, which Cundill believes are trading below their estimated “intrinsic value.” A company’s “intrinsic value” is its estimated business value, as determined through Cundill’s analysis of the company’s financial statements (and includes factors such as financial capacity on the balance sheet, earnings, cash flows, dividends, business prospects, management capabilities and other catalysts for potentially increasing shareholder value). A “Contrarian” investment style seeks to identify companies that may have experienced adverse developments or negative investor sentiment, causing its securities to be out of favor or potentially undervalued, but which may offer promising future growth prospects. The Fund may invest in issuers located in any country, in a company of any size and in issuers of any industry and may invest up to 100% of its total assets in foreign securities. However, under normal circumstances, the Fund invests at least 40% (or, if Cundill deems it warranted by market conditions, at least 30%) of its total assets in securities of non-U.S. issuers. The Fund typically holds a limited number of stocks (generally 30 to 60).

On the Effective Date, the Fund’s investment strategy will change. Rather than follow the percentage allocations described above, the Fund will invest at least 80% of its net assets in equity securities of issuers located in, or with significant business, assets, or operations in, countries throughout the world other than the United States. Specifically, the Fund’s investment strategy as of the Effective Date is proposed to be as follows:

The Fund invests at least 80% of its net assets in equity securities of issuers located in, or with significant business, assets, or operations in, countries throughout the world other than the United States. In managing the Fund’s assets, Pzena looks to invest in companies from a universe generally consisting of the 1,500 largest non-U.S. companies that it believes are undervalued on the basis of current price to an estimated normal level of earnings. The Fund generally invests up to 10% of its portfolio in emerging markets. A company is considered to be located in an emerging market country if it is organized under the laws of, or has a principal office in, an emerging country; if it has a class of securities whose principal securities market is in an emerging country; if it derives 50% or more of its total revenue from goods produced, sales made or services provided in one or more emerging countries; or if it maintains 50% or more of its assets in one or more emerging countries. Pzena has discretion to determine which countries are regarded as emerging markets, although those classified by Morgan Stanley Capital International (MSCI) as emerging typically will be included, together with other countries having similar characteristics.

The Fund’s portfolio generally will consist of 60 to 80 stocks identified through a research-driven, bottom-up security selection process based on fundamental research, with relative sizing based on valuation, risk and diversification. The Fund seeks to invest in stocks that, in the opinion of Pzena, sell at a substantial discount to their intrinsic value, but have solid long-term prospects. The Fund primarily invests in common stocks. From time to time, the Fund may have a significant portion of its assets invested in securities of companies in the same economic sector.

In evaluating an investment by the Fund, Pzena focuses on the company’s underlying financial condition and business prospects, considering estimated earnings, economic conditions, degree of competitive or pricing pressures and the experience and competence of management, among other factors.

In Pzena’s opinion, normal earnings provide a more accurate measure for evaluating a company’s performance by smoothing out extreme high and low periods of performance; therefore, this is the measure on which Pzena focuses. Securities considered for investment typically will include companies undergoing temporary stress in the present business environment, but where Pzena judges there is a management plan or other mechanism by which earnings can be restored to the normal level. Furthermore, Pzena seeks companies with attributes that provide downside valuation protection, such as trough levels of cash flow and liquidation value. Pzena employs a classic value investment approach for the Fund (i.e., constructing a portfolio of securities that are undervalued relative to their long-term earnings power).

Pzena’s sell discipline is guided by the same ranking system with which Pzena originally screens the investment universe. Pzena typically sells a security when it reaches the midpoint of its proprietary screening model which Pzena judges to be “fair value;” however, Pzena may hold a security beyond this point in order to maintain a desired level of diversification. Pzena also may sell a security to take advantage of what it believes are more attractive opportunities, when there is a change in company fundamentals or to raise cash.